9. LONG-TERM PAYABLES (Tables)	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Schedule Other Long-term payables
	June 30,	December 31,
	2014	2013

Security deposits from customers	$11,672	$8,955
Amounts due under mortgage financing arrangement, net of current portion	159	902
Net long-term payables	$11,831	$9,857

Schedule of future security deposits due to be returned to customers
	Years Ending December 31,
	2014	2015	2016	Total
Security deposits from customers	$553	$7,892	$3,227	$11,672

Schedule of long-term payables from the mortgage financing arrangement
	June 30,	December 31,
	2014	2013
	(unaudited)

Total amounts due under mortgage financing arrangement	$1,697	$2,498
Less: Unrealized interest expense	(78)	(160)
Net amounts due under mortgage financing arrangement	$1,619	$2,338
Amounts due under mortgage financing arrangement, current	(1,460)	(1,436)
Amounts due under mortgage financing arrangement, non-current	$159	$902

Schedule of maturing payables
	Years Ending December 31,
	2014	2015	2016	Total

Long-term payables	$778	$919	$—	$1,697
Less: Unrealized interest expense	(53)	(25)	—	(78)
Total long-term payables	$725	$894	$—	$1,619